Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Oct. 20, 2015	Jan. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Segment Branch shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012	Feb. 28, 2014 shares	Dec. 31, 2010 USD ($)
Business Acquisition [Line Items]
Common stock exchange			1
Number of branch locations | Branch			6
Number of branch offices | Branch			2
Number of segments | Segment			2
Mortgage and commercial loans period			90 days
Credit card and personal loans period			180 days
Minimum required sustained performance			6 months
Interest or penalties accrued			$ 0	$ 0	$ 0
Accumulated other comprehensive income (loss)			$ (212,000)	$ 305,000
Stock options outstanding | shares			96,228	12,859	96,228
Stock dividend, percentage	2.00%		2.00%	2.00%
Dividends Payable, date declared	Oct. 20, 2015
Dividends Payable, date to be paid	Nov. 19, 2015
Dividends Payable, date of record	Nov. 03, 2015
Shares held by ESOP | shares							740,530
Shares held by ESOP, Percentage							9.95%
Shares unallocated to participants in the ESOP | shares			252,446				252,446
Line of credit			$ 52,100,000
Dividends rate						5.30%
Real Estate - Residential [Member]
Business Acquisition [Line Items]
Foreclosed residential real estate			1,600,000
Real estate in process of foreclosure			$ 219,000
Preferred Stock Series B [Member]
Business Acquisition [Line Items]
Preferred stock issued		$ 7,900,000
Dividends rate		5.30%
Voting rights			The preferred stock has no voting rights
Preferred Stock Series C [Member]
Business Acquisition [Line Items]
Preferred stock issued					$ 2,800,000
Dividends rate					5.30%
Voting rights			The preferred stock has no voting rights
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			5 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			7 years
Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			5 years
Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			7 years
Building [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			10 years
Building [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			39 years
Leasehold Improvements [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			10 years
Leasehold Improvements [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			39 years
Anson BanCorp Inc [Member]
Business Acquisition [Line Items]
Acquisition			Jan. 19, 2000
Gateway Mortgage Inc [Member]
Business Acquisition [Line Items]
Acquisition			Aug. 04, 2000
Cabarrus Bank and Trust Company [Member]
Business Acquisition [Line Items]
Date of capitalization of new wholly-owned subsidiary			Apr. 10, 2003
Uwharrie Mortgage Inc [Member]
Business Acquisition [Line Items]
Date of subsidiary incorporation			Apr. 07, 2004
Employee Stock Ownership Plan [Member]
Business Acquisition [Line Items]
Line of credit					$ 500,000			$ 500,000